INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Note 6 – INTANGIBLE ASSETS

As of June 30, 2021, and December 31, 2020, intangible assets consist of the following:

	June 30, 2021	December 31, 2020
Intangible asset – Patent	$22,353	$22,353
Accumulated depreciation	(10,135)	(9,520)
	$12,218	$12,833

The estimated useful life of the patent is 20 years. Patents are amortized on a straight-line basis. For the three and six months ended June 30, 2021, total amortization expense was $308 and $615 respectively (2020 - $307 and $614 respectively).

Note 6 – INTANGIBLE ASSETS

As of December 31, 2020 and 2019, intangible assets consisted of the following:

	December 31, 2020	December 31, 2019
Intangible asset - Patents	$22,353	$22,353
Accumulated amortization	(9,520)	(8,292)
	$12,833	$14,061

Patents are amortized on a straight-line basis over their estimated useful life of 20 years. For the year ended December 31, 2020, total amortization expense for intangible assets was $1,228 (2019 - $1,228).